Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
At beginning of the period	$ (19,027)	$ (14,897)	$ (9,869)
Additional provisions	(4,004)	(8,420)	(7,046)
Write-off	9,443	4,128	1,893
Foreign currency translation impact	(257)	162	125
At end of the period	$ (13,845)	$ (19,027)	$ (14,897)